Debt Obligation (Parenthetical) (Detail)	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Sep. 30, 2013
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Weighted average variable interest rate	2.03%	1.86%
TMCL IV Secured Debt Facility
Debt Instrument [Line Items]
Weighted average variable interest rate	2.35%	2.42%
TL Revolving Credit Facility
Debt Instrument [Line Items]
Weighted average variable interest rate	1.67%	1.73%
TL Revolving Credit Facility II
Debt Instrument [Line Items]
Weighted average variable interest rate	1.57%
TW Revolving Credit Facility
Debt Instrument [Line Items]
Weighted average variable interest rate	2.24%	2.16%
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
Weighted average variable interest rate	2.08%	1.91%
TL Term Loan
Debt Instrument [Line Items]
Weighted average variable interest rate	2.11%	1.76%
2013-1 Bonds
Debt Instrument [Line Items]
Fixed interest rate	3.90%	3.90%		3.90%
2014-1 Bonds
Debt Instrument [Line Items]
Fixed interest rate	3.27%	3.27%	3.27%